LEASES (Tables)	12 Months Ended
Feb. 25, 2017
Future Minimum Lease Payments, Operating Lease

Future minimum lease payments to be made by the Company for non-cancelable operating lease and capital lease obligations as of February 25, 2017 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2017	$770.0	$204.4
2018	707.6	178.4
2019	620.0	165.9
2020	551.1	149.5
2021	465.4	135.3
Thereafter	2,552.6	742.2

Total future minimum obligations	$5,666.7	1,575.7

Less interest		(621.7)

Present value of net future minimum lease obligations		954.0
Less current portion		(114.7)

Long-term obligations		$839.3

Future Minimum Lease Payments, CapitalLlease

Future minimum lease payments to be made by the Company for non-cancelable operating lease and capital lease obligations as of February 25, 2017 consisted of the following (in millions):

	Lease Obligations
Fiscal year	Operating Leases	Capital Leases
2017	$770.0	$204.4
2018	707.6	178.4
2019	620.0	165.9
2020	551.1	149.5
2021	465.4	135.3
Thereafter	2,552.6	742.2

Total future minimum obligations	$5,666.7	1,575.7

Less interest		(621.7)

Present value of net future minimum lease obligations		954.0
Less current portion		(114.7)

Long-term obligations		$839.3

Rent expenses and tenant rental income

Rent expense and tenant rental income under operating leases consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Minimum rent	$792.2	$759.6	$371.3
Contingent rent	13.4	21.5	4.7

Total rent expense	805.6	781.1	376.0
Tenant rental income	(89.3)	(89.3)	(51.9)

Total rent expense, net of tenant rental income	$716.3	$691.8	$324.1